Income Tax Expense (Tables)	12 Months Ended
Oct. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Hong Kong Profits Tax
- Current tax	790	717	1,393	4,630
- Under(over) provision in prior years	-	-	704	(5)
Withholding tax charge for the year/period	892	68	-	-
Deferred tax credit	-	-	(106)	(140)
	1,682	785	1,991	4,485

Schedule of Income Tax Expense Reconciled to the Profit Before Tax

The income tax expense for the year/period can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Profit before tax	98,673	42,460	32,777	45,298
Tax at the domestic income tax rate of 16.5%	16,281	7,006	5,408	7,474
Tax effect of income not taxable for tax purpose	(23,374)	(8,670)	(5,325)	(3,070)
Tax effect of expenses not deductible for tax purpose	6,421	963	58	51
Tax effect of share of losses of joint ventures	-	225	220	66
Tax effect of tax losses not recognized	1,643	1,193	931	289
Utilization of tax losses previously not recognized	(153)	-	—	(298)
Under(over) provision in prior years	-	-	704	(5)
Withholding tax on dividend income	892	68	-	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	(28)	-	(5)	(20)
Others	-	-	—	(2)
Income tax expense for the year/period	1,682	785	1,991	4,485